Investment Portfolio
(UNAUDITED) | 01.31.2021
CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS - 99.6%	Shares	Value
Aerospace & defense - 1.6%
Kratos Defense & Security Solutions, Inc.*	243,820	$6,470,983
Air freight & logistics - 0.9%
Forward Air Corp.	51,976	3,726,159
Auto components - 1.4%
Patrick Industries, Inc.	18,203	1,257,099
Stoneridge, Inc.*	163,379	4,484,754
Automobiles - 1.4%
Thor Industries, Inc.	48,582	5,878,908
Banks - 0.8%
Hilltop Holdings, Inc.	111,486	3,349,039
Biotechnology - 7.6%
Coherus Biosciences, Inc.*	182,303	3,427,296
Eagle Pharmaceuticals, Inc.*	76,943	3,590,930
Halozyme Therapeutics, Inc.*	176,785	8,413,198
Insmed, Inc.*	170,676	6,415,711
Vericel Corp.*	230,830	9,526,354
Capital markets - 1.8%
Cohen & Steers, Inc.	95,480	6,253,940
Open Lending Corp., Class A*	31,451	1,141,357
Chemicals - 1.2%
Balchem Corp.	47,500	5,083,925
Commercial services & supplies - 0.9%
Healthcare Services Group, Inc.	117,711	3,816,191
Construction & engineering - 1.3%
Dycom Industries, Inc.*	64,018	5,194,421
Consumer finance - 2.5%
Green Dot Corp., Class A*	54,384	2,731,709
LendingTree, Inc.*	16,587	5,399,400
PRA Group, Inc.*	73,126	2,410,964
Electrical equipment - 2.4%
TPI Composites, Inc.*	165,118	9,892,219
Electronic equipment, instruments & components - 5.6%
ePlus, Inc.*	51,242	4,306,378
Fabrinet*	61,435	4,849,679
II-VI, Inc.*	113,207	9,517,312
Plexus Corp.*	59,260	4,558,279
Energy equipment & services - 0.3%
Core Laboratories N.V.	40,999	1,352,147
Equity real estate investment trusts (REITs) - 1.7%
CareTrust REIT, Inc.	137,439	3,086,880
QTS Realty Trust, Inc., Class A	62,055	4,039,780
Food & staples retailing - 1.4%
Performance Food Group Co.*	126,692	5,939,321
Health care equipment & supplies - 4.7%
Cantel Medical Corp.*	42,963	3,392,788
ICU Medical, Inc.*	27,740	5,672,275
Integer Holdings Corp.*	68,202	5,033,308
LeMaitre Vascular, Inc.	74,877	3,598,589
Varex Imaging Corp.*	99,026	1,917,143
Health care providers & services - 10.6%
AdaptHealth Corp.*	218,249	8,352,389
AMN Healthcare Services, Inc.*	95,499	6,887,388
BioTelemetry, Inc.*	48,742	3,483,103
HealthEquity, Inc.*	86,798	7,251,973
LHC Group, Inc.*	42,234	8,413,858
ModivCare, Inc.*	20,673	3,278,118
U.S. Physical Therapy, Inc.	54,049	6,504,257
Health care technology - 3.2%
HMS Holdings Corp.*	70,038	2,578,799
Omnicell, Inc.*	90,844	10,701,423
Hotels, restaurants & leisure - 2.2%
Cracker Barrel Old Country Store, Inc.	24,552	3,322,131
Lindblad Expeditions Holdings, Inc.*	161,060	2,528,642
The Cheesecake Factory, Inc.	75,410	3,391,188
Household durables - 3.4%
Installed Building Products, Inc.*	66,337	6,960,741
iRobot Corp.*	11,451	1,375,265
LGI Homes, Inc.*	54,052	5,767,889
Insurance - 0.7%
CNO Financial Group, Inc.	137,939	2,925,686
Internet & direct marketing retail - 3.2%
Magnite, Inc.*	334,814	11,597,957
PetMed Express, Inc. (a)	46,599	1,780,082
IT Services - 1.1%
I3 Verticals, Inc., Class A*	155,914	4,524,624
Life sciences tools & services - 6.9%
Bruker Corp.	133,152	7,708,169
Medpace Holdings, Inc.*	60,484	8,031,670
NeoGenomics, Inc.*	126,632	6,714,029
PRA Health Sciences, Inc.*	51,763	6,379,272
Machinery - 5.5%
Albany International Corp., Class A	58,789	4,087,011
Chart Industries, Inc.*	85,409	10,258,475
Proto Labs, Inc.*	39,558	8,378,385
Pharmaceuticals - 1.2%
Supernus Pharmaceuticals, Inc.*	168,408	4,949,511
Professional services - 1.4%
Insperity, Inc.	72,539	5,693,586
Semiconductors & semiconductor equipment - 8.1%
Advanced Energy Industries, Inc.*	46,677	4,788,127
Ambarella, Inc.*	59,817	5,644,332
Impinj, Inc.*	77,322	4,095,746
Inphi Corp.*	39,519	6,663,299
Power Integrations, Inc.	70,312	5,663,632
Semtech Corp.*	98,391	6,980,841
Software - 9.1%
Box, Inc., Class A*	199,682	3,462,486
Envestnet, Inc.*	66,012	5,065,101
J2 Global, Inc.*	61,998	6,363,475
Qualys, Inc.*	40,877	5,660,238
The Descartes Systems Group, Inc.*	98,511	6,015,082
Upland Software, Inc.*	122,914	5,861,769
Verint Systems, Inc.*	71,779	5,299,443
Specialty retail - 1.2%
Monro, Inc.	83,024	4,854,413
Textiles, apparel & luxury goods - 1.0%
G-III Apparel Group Ltd.*	161,106	4,356,306
Thrifts & mortgage finance - 1.0%
Axos Financial, Inc.*	103,938	4,048,385
Trading companies & distributors - 2.3%
Applied Industrial Technologies, Inc.	57,830	4,070,654
Systemax, Inc.	139,245	5,351,185
Total common stocks (cost $217,856,479)		413,798,571

MONEY MARKET FUNDS - 0.0%
First American Government Obligations Fund - Class X, 0.04%#	3,120	3,120
Total money market funds (cost $3,120)		3,120
Total Investment portfolio (cost $217,859,599) - 99.6%		413,801,691
Other assets in excess of liabilities - 0.4%		1,534,414
Total net assets - 100.0%		$415,336,105

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $3,056 or 0.0% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.